Intangible assets, net - Schedule of intangible assets, net (Parenthetical) (Detail) - Agency contract rights [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Agency contract right acquired	¥ 111,879,121	¥ 77,877,624
Agency contract right acquired, weighted average amortization period	4 years 6 months	3 years